Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
$
Income tax expense in international offices taxed at different rates	$ 4,440	$ 2,814	$ 4,349
Expenses not deductible for tax purposes	864	454	283
Prior year tax adjustments	(196)	45	83
Effect of change in tax rate	(117)	(76)	125
Change in valuation allowance	(566)	(2,192)	(1,364)
Other - net	106	(278)	206
Total tax (benefit) expense	$ 4,531	$ 767	$ 3,682
%
Income tax expense in international offices taxed at different rates	2.00%	1.20%	2.00%
Expenses not deductible for tax purposes	0.40%	0.20%	0.10%
Prior year tax adjustments	(0.10%)	0.00%	0.00%
Effect of change in tax rate	(0.10%)	0.00%	0.10%
Change in valuation allowance	(0.30%)	(1.00%)	(0.60%)
Other - net	0.00%	(0.10%)	0.10%
Income tax (benefit) expense at effective tax rate	1.90%	0.30%	1.70%